Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note 5. Revenue

Management recognizes revenue in accordance with ASC 606 on the basis of its satisfaction of outstanding performance obligations. Management typically fulfills its performance obligations over time, either over the course of a single treatment (FFS), a month (capitation), or a number of months (clinical research). Management also has revenue that is satisfied at a point in time (dispensary). See Note 2 for summary of the Company’s policies and significant assumptions related to revenue recognition.

Disaggregation of Revenue

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

	Three Months Ended March 31,
(in thousands)	2022	2021
Patient services
Capitated revenue	$14,516	$12,330
FFS revenue	20,541	17,292
Subtotal	35,057	29,622
Dispensary revenue	18,679	17,618
Clinical research trials and other revenue	1,425	1,340
Total	$55,161	$48,580

Refer to Note 20 for Segment Reporting for disaggregation of revenue by reporting segment.

Contract Asset and Liabilities

Under ASC 606, contract assets represent rights to payment for performance contingent on something other than the passage of time and accounts receivable are rights to payment for performance without contingencies. The Company does not have any contract assets as of March 31, 2022 and December 31, 2021. Refer to Note 4 for accounts receivable as of March 31, 2022 and December 31, 2021.

Contract liabilities represent cash that has been received for contracts, but for which performance is still unsatisfied. As of March 31, 2022 and December 31, 2021, contract liabilities amounted to $220 and $220, respectively. Contract liabilities are included within other current liabilities and presented in Note 9 along with refund liabilities due to materiality.

Remaining Unsatisfied Performance Obligations

The accounting terms for the Company’s patient services and dispensary contracts do not extend past a year in duration. Additionally, the Company applies the ‘as invoiced’ practical expedient to its clinical research contracts.

Note 5. Revenue

Management recognizes revenue in accordance with ASC 606 on the basis of its satisfaction of outstanding performance obligations. Management typically fulfills its performance obligations over time, either over the course of a single treatment (FFS), a month (capitation), or a number of months (clinical research). Management also has revenue that is satisfied at a point in time (dispensary). See Note 2 for summary of the Company’s policies and significant assumptions related to revenue recognition.

Disaggregation of Revenue

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

	Year Ended December 31,
(in thousands)	2021	2020
Patient services
Capitated revenue	$54,285	$37,381
FFS revenue	69,789	79,436
Subtotal	$124,074	$116,817
Dispensary revenue	72,550	63,890
Clinical research trials and other revenue	6,379	6,808
Total	$203,003	$187,515

Refer to Note 20 for Segment Reporting for disaggregation of revenue by reporting segment.

Contract Asset and Liabilities

Under ASC 606, contract assets represent rights to payment for performance contingent on something other than the passage of time and accounts receivable are rights to payment for performance without contingencies. The Company does not have any contract assets as of December 31, 2021 and 2020. Refer to Note 4 for accounts receivable as of December 31, 2021 and 2020.

Contract liabilities represent cash that has been received for contracts, but for which performance is still unsatisfied. As of December 31, 2021 and 2020, contract liabilities amounted to $220 and $370, respectively. Contract liabilities are presented as “deferred revenue and refund liabilities” under accrued expenses and other current liabilities, refer to Note 9.

Remaining Unsatisfied Performance Obligations

The accounting terms for the Company’s patient services and dispensary contracts do not extend past a year in duration. Additionally, the Company applies the ‘as invoiced’ practical expedient to its clinical research contracts.